Balance Sheet Components - Summary of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 8,188	$ 6,476	$ 3,375
Other current assets	1,028	1,370	604
Total	$ 9,216	$ 7,846	$ 3,979